NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Allspring Discovery Fund	NVIT J.P. Morgan Large Cap Growth Fund
NVIT Amundi Multi Sector Bond Fund	NVIT J.P. Morgan U.S. Equity Fund
NVIT AQR Large Cap Defensive Style Fund	NVIT J.P. Morgan US Technology Leaders Fund
NVIT BlackRock Equity Dividend Fund	NVIT Jacobs Levy Large Cap Core Fund
NVIT BNY Mellon Dynamic U.S. Core Fund	NVIT Jacobs Levy Large Cap Growth Fund
NVIT BNY Mellon Dynamic U.S. Equity	NVIT Loomis Core Bond Fund (formerly, NVIT Core
Income Fund	Bond Fund)
NVIT Bond Index Fund	NVIT Loomis Short Term Bond Fund
NVIT Calvert Equity Fund	NVIT Mid Cap Index Fund
NVIT DoubleLine Total Return Tactical Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT Federated High Income Bond Fund	NVIT Multi-Manager Small Company Fund
NVIT Fidelity Institutional AM® Emerging Markets	NVIT NS Partners International Focused Growth Fund
Fund (formerly, NVIT Emerging Markets Fund)	NVIT Putnam International Value Fund (formerly,
NVIT Government Bond Fund	NVIT Columbia Overseas Value Fund)
NVIT Government Money Market Fund	NVIT Real Estate Fund
NVIT International Equity Fund	NVIT S&P 500 Index Fund
NVIT International Index Fund	NVIT Small Cap Index Fund
NVIT Invesco Small Cap Growth Fund (formerly,	NVIT Victory Mid Cap Value Fund (formerly, NVIT
NVIT Multi-Manager Small Cap Growth Fund)	Multi-Manager Mid Cap Value Fund)
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Innovators Fund

Supplement dated April 1, 2025
to the Statement of Additional Information (“SAI”) dated April 29, 2024

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT Amundi Multi Sector Bond Fund

1.
At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust (the “Trust”) held on December 11, 2024, the Board approved an amendment to the subadvisory agreement with Victory Capital Management Inc. (“Victory Capital”) for the NVIT Amundi Multi Sector Bond Fund, a series of the Trust (the “Fund”). The Board approved this agreement because Amundi Asset Management US, Inc. (“Amundi”), the subadviser to the Fund, was acquired by Victory Capital (the “Transaction”). Upon the closing of the Transaction, a change in control of Amundi occurred that caused Amundi’s subadvisory agreement with the Trust to terminate. No changes to the Fund’s portfolio management team occurred as a result of the Transaction.

2.	Effective immediately, the SAI is amended as follows:

a.	The following replaces the information in the table regarding the Fund under the heading “Investment Advisory and Other Services – Subadvisers” on page 75 of the SAI:

Fund	Subadviser
NVIT Amundi Multi Sector Bond Fund	Victory Capital Management Inc.

b.	The information relating to Amundi Asset Management US, Inc. under the heading “Investment Advisory and Other Services – Subadvisers” beginning on page 75 of the SAI is deleted in its entirety.
c.	The information relating to Amundi Asset Management US, Inc. under the heading “Appendix B – Proxy Voting Guidelines Summaries” is deleted in its entirety.

d.
The information for each of the portfolio managers of Amundi Asset Management US, Inc. under the subsection “Investments in Each Fund” under the heading “Appendix C – Portfolio Managers” is deleted and hereby added under Victory Capital Management Inc.

e.	The information relating to Amundi Asset Management US, Inc. under subsection “Description of Compensation Structure” under the heading “Appendix C – Portfolio Managers” is deleted in its entirety.

f.
The information for each of the portfolio managers of Amundi Asset Management US, Inc. under the subsection “Other Managed Accounts” under the heading “Appendix C – Portfolio Managers” is deleted and hereby added under Victory Capital Management Inc.

g.	The information relating to Amundi Asset Management US, Inc. under subsection “Potential Conflicts of Interest” under the heading “Appendix C – Portfolio Managers” is deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE